Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
The following list identifies our significant accounting policies presented in other Notes to these Consolidated Financial Statements, with a reference to the Note where a detailed description can be found:
Note 5. Investments
•Fixed maturity and equity securities
•Other invested assets
•Short-term investments
•Net investment income
•Net realized gains (losses)
•Allowance for credit losses/Other-than-temporary impairments
Note 6. Lending Activities
•Mortgage and other loans receivable – net of allowance
Note 7. Reinsurance
•Reinsurance assets – net of allowance
Note 8. Deferred Policy Acquisition Costs
•Deferred policy acquisition costs
•Value of business acquired
•Deferred sales inducements
•Amortization of deferred policy acquisition costs
•Non-deferrable insurance commissions
Note 9. Variable Interest Entities
Note 10. Derivatives and Hedge Accounting
•Derivative assets and liabilities, at fair value
Note 11. Goodwill and Other Intangible Assets
Note 12. Insurance Liabilities
•Future policy benefits
•Policyholder contract deposits
•Other policyholder funds
Note 13. Market Risk Benefits
Note 14. Separate Account Assets and Liabilities
Note 15. Debt
•Short-term and Long-term debt
•Debt of consolidated investment entities
Note 16. Contingencies, Commitments and Guarantees
•Legal contingencies
Note 18. Earnings Per Common Share
Note 22. Income Taxes
OTHER SIGNIFICANT ACCOUNTING POLICIES
Insurance revenues include premiums and policy fees. All premiums and policy fees are presented net of reinsurance, as applicable. Premiums from long-duration life products, other than universal and variable life contracts, are recognized as revenues when due. Premiums from individual and group annuity contracts that are life contingent are recognized as revenues when due.
For limited payment contracts, premiums are due over a significantly shorter period than the period over which benefits are provided. Prior to the adoption of LDTI effective on January 1, 2021, the difference between the gross premium received and the net premium was deferred and recognized in premiums in a constant relationship to insurance in-force, or for annuities, the amount of expected future policy benefits. This Deferred Profit Liability (“DPL”) was recorded in the Consolidated Balance Sheets in Other policyholder funds. After January 1, 2021, the difference between the gross premium received and recorded as revenue and the net premium is deferred and recognized in Policyholder benefits in a constant relationship to insurance in-force, or for annuities, the amount of expected future policy benefits. This DPL is recorded in the Consolidated Balance Sheets in Future policy benefits for life and accident and health insurance contracts.
Premiums on short-duration accident and health policies are earned primarily on a pro rata basis over the term of the related coverage. The reserve for unearned premiums includes the portion of premiums written relating to the unexpired terms of coverage. This unearned revenue reserve (“URR”) is recorded in the Consolidated Balance Sheets in Other policyholder funds.
Prior to the adoption of LDTI effective on January 1, 2021, reinsurance premiums ceded under yearly renewable term (“YRT”) reinsurance agreements were recognized as a reduction in revenues over the period the reinsurance coverage was utilized in proportion to the risks to which the premiums relate, while premiums ceded under modified coinsurance (“modco”) treaties were recognized when due. After January 1, 2021, all reinsurance premiums ceded are recognized when due, following a ceded net premium ratio (“NPR”) methodology that also accrues a proportionate amount of estimated benefits.
Reinsurance premiums for assumed business are estimated based on information received from ceding companies and reinsurers. Any subsequent differences that arise regarding such estimates are recorded in the periods in which they are determined.
Amounts received as payment for investment-oriented contracts such as universal life, variable annuities, fixed annuities, and fixed index annuities, are reported as deposits to Policyholder contract deposits or Separate account liabilities, as applicable. Revenues from these contracts are recorded in policy fees and consist of policy charges for the cost of insurance, policy administration charges, surrender charges and amortization of URR. Policy fees are recognized as revenues in the period in which they are assessed against policyholders, unless the fees are designed to compensate Corebridge for services to be provided in the future. Prior to the adoption of LDTI effective on January 1, 2021, fees deferred as unearned revenue were amortized in relation to the incidence of estimated gross profits (“EGPs”) to be realized over the estimated lives of the contracts. After January 1, 2021, fees deferred as unearned revenue are amortized on a constant level basis over the estimated lives of the contracts, consistent with the amortization of deferred acquisition costs. This URR is recorded in the Consolidated Balance Sheets in Other policyholder funds.
Advisory fee income includes fees from registered investment services.
Other income includes 12b-1 fees (i.e. marketing and distribution fee income), other asset management fee income, and commission-based broker dealer services.
Advisory fee expense includes primarily sub-advisory fee expenses.
Cash represents cash on hand and demand deposits.
Short-term investments include highly liquid securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. Securities included within short-term investments are stated at estimated fair value, while other investments included within short-term investments are stated at amortized cost, which approximates estimated fair value.
Premiums and other receivables – net of allowance include premium balances receivable, amounts due from agents and brokers and policyholders, and other receivables.
Other assets consist of deferred sales inducement assets, prepaid expenses, deposits, other deferred charges, other fixed assets, capitalized software costs, goodwill, intangible assets other than goodwill, restricted cash and derivative assets.
Capitalized software costs represent costs directly related to obtaining, developing or upgrading internal use software, are capitalized and amortized using the straight-line method over a period generally not exceeding ten years.
Real estate includes the cost of buildings and furniture and fixtures which is depreciated principally using the straight-line basis over their estimated useful lives (maximum of 40 years for buildings, 10 years for furniture and fixtures and 5 years for office equipment). Expenditures for maintenance and repairs are charged to income as incurred and expenditures for improvements are capitalized and depreciated. We periodically assess the carrying amount of our real estate for purposes of determining any asset impairment.
Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise from any of our other businesses. The liabilities for these accounts are equal to the account assets. Separate accounts may also include deposits for funds held under stable value wrap funding agreements, although the majority of stable value wrap sales are measured based on the notional amount included in assets under management and do not include the receipt of funds.
For a more detailed discussion of separate accounts, see Note 12.
Other liabilities consist of other funds on deposit, other payables, securities sold under agreements to repurchase, securities sold but not yet purchased and derivative liabilities.
Securities sold but not yet purchased represent sales of securities not owned at the time of sale. The obligations arising from such transactions are recorded on a trade-date basis and carried at fair value. Fair values of securities sold but not yet purchased are based on current market prices.
Foreign currency: Financial statement accounts expressed in foreign currencies are translated into U.S. dollars. Functional currency assets and liabilities are translated into U.S. dollars generally using rates of exchange prevailing at the balance sheet date of each respective subsidiary and the related translation adjustments are recorded as a separate component of Accumulated other comprehensive income, net of any related taxes, in Shareholders’ Equity. Income statement accounts expressed in functional currencies are translated using average exchange rates during the period. Functional currencies are generally the currencies of the local operating environment. Financial statement accounts expressed in currencies other than the functional currency of a consolidated entity are remeasured into that entity’s functional currency resulting in exchange gains or losses recorded in income, except for remeasurement gains or losses attributable to available-for-sale securities which are included in Accumulated other comprehensive income (“AOCI”).
Non-redeemable noncontrolling interest is the portion of equity (net assets) and net income (loss) in a subsidiary not attributable, directly or indirectly, to Corebridge.
Redeemable noncontrolling interest represents noncontrolling interest holders in certain consolidated investment entities where the noncontrolling interest holder has the ability to redeem its interest in the consolidated investment entity at its option.
ACCOUNTING STANDARDS ADOPTED DURING 2022
Reference Rate Reform
In March 2020, the FASB issued an accounting standard that provides temporary optional guidance to ease the potential burden in accounting for reference rate reform. The standard allows us to account for certain contract modifications that result from the discontinuation of the London Interbank Offered Rate (“LIBOR”) or another reference rate as a continuation of the existing contract without additional analysis. This standard was set to expire on December 31, 2022, but was extended to December 31, 2024, after which application of the guidance will no longer be permitted. During this period, this standard may be elected and applied prospectively as reference reforms occur.
Where permitted by the guidance, we have accounted for contract modifications stemming from the discontinuation of LIBOR or another reference rate as a continuation of the existing contract. As part of our implementation efforts, we have and will continue to assess our operational readiness and current and alternative reference rates’ merits, limitations, risks and suitability for our investment and insurance processes. The adoption of the standard has not had, and is not expected to have, a material impact on our reported consolidated financial condition, results of operations, cash flows and required disclosures.
ADOPTION OF LONG DURATION TARGETED IMPROVEMENTS
Targeted Improvements to the Accounting for Long-Duration Contracts
In August 2018, the FASB issued an accounting standard update with the objective of making targeted improvements to the existing recognition, measurement, presentation and disclosure requirements for long-duration contracts issued by an insurance entity.
The Company adopted the standard on January 1, 2023 using the modified retrospective transition method relating to liabilities for traditional and limited payment contracts and deferred policy acquisition costs. The Company also adopted the standard in relation to MRBs on a full retrospective basis. As of the January 1, 2021 transition date, the impact of the adoption of the standard was a net decrease to beginning Accumulated other comprehensive income (loss) (“AOCI”) of $2.3 billion and a net increase to beginning Shareholders’ net investment of $1.2 billion primarily driven by (1) changes related to MRBs in our Individual Retirement and Group Retirement segments, including the impact of non-performance risk adjustments which reclassified the portion of the changes in fair value attributable to non-performance risk from Shareholders' net investment to AOCI, (2) changes to the discount rate used to measure the liability for future policy benefits which most significantly impacted our Life Insurance and Institutional Markets segments, and (3) the removal of balances recorded in AOCI related to changes in unrealized appreciation (depreciation) on investments. The consolidated financial statements as of and for the years ended December 31, 2022 and 2021 have been adjusted to reflect the effects of applying the standard.
The accounting for Fortitude Re reinsurance assets, including the discount rates, continued to be calculated using the same methodology and assumptions as the direct policies, and therefore have been recalculated on an LDTI basis. The accounting for reinsurance transactions between the Company and Fortitude Re structured as modco remained unchanged.
Market risk benefits: The standard requires the measurement of all MRBs (e.g., living benefit and death benefit guarantees associated with variable annuities) associated with deposit (or account balance) contracts at fair value at each reporting period. Changes in fair value compared to prior periods are recorded and presented separately within the income statement, with the exception of our own credit risk changes (non-performance adjustments), which are recognized in Other comprehensive income (loss) (“OCI”). MRBs impacted both Shareholders’ net investment and AOCI upon transition.
The accounting for MRBs primarily impacted our Individual Retirement and Group Retirement segments. For additional disclosures about MRBs, see Note 13.
Discount rate assumption: The standard requires the discount rate assumption for the liability for future policy benefits to be updated at the end of each reporting period using an upper-medium grade (low credit risk) fixed income instrument yield that maximizes the use of observable market inputs. Upon transition, the Company had an adjustment to AOCI due to the fact that the market upper-medium grade (low credit risk) interest rates as of the transition date differed from reserve interest accretion rates.
Following adoption of the standard, the impact of changes to discount rates are recognized through OCI. Changes resulting from updating the discount rate each reporting period primarily impact term life insurance and other traditional life insurance products, as well as pension risk transfer (“PRT”) and structured settlement products. For additional information on the discount rate assumption under accounting for Long-Duration Contracts Standard, see Note 12.
Removal of balances related to changes in unrealized appreciation (depreciation) on investments: Under the standard, the majority of balances recorded in AOCI related to changes in unrealized appreciation (depreciation) on investments were eliminated.
In addition to the above, the standard also:
•Requires the review and, if necessary, update of future policy benefit assumptions at least annually for traditional and limited pay long duration contracts, with the recognition and parenthetical presentation of any resulting re-measurement gain or loss in Policyholder benefits (except for discount rate changes as noted above) in the Consolidated Statements of Income (Loss). For additional information, see Note 13.
•Simplifies the amortization of DAC to a constant level basis over the expected term of the related contracts and no longer requires an impairment test. For additional information, see Note 8.
•Increases disclosures of disaggregated rollforwards of several balances, including but not limited to liabilities for future policy benefits, deferred acquisition costs, account balances, MRBs, separate account liabilities and information about significant inputs, judgments and methods used in measurement and changes thereto and impact of those changes.
The following table presents the impacts in connection with the adoption of LDTI, effective as of January 1, 2021 as well as cross references to the applicable notes herein for additional information:

	Balance, Beginning of Year	Cumulative Effect Adjustment as of January 1, 2021	Updated balances post-adoption of LDTI
(in millions)
Reinsurance assets - Fortitude Re, net of allowance for credit losses and disputes(a)	$29,158	$7,666	$36,824
Reinsurance assets - other, net of allowance for credit losses and disputes(a)	2,707	433	3,140
Deferred income taxes	3,640	310	3,950
Deferred policy acquisition costs and value of business acquired(b)	7,363	3,137	10,500
Market risk benefit assets(c)	—	338	338
Other assets(d)	3,428	396	3,824
Total assets	$410,155	$12,280	$422,435
Future policy benefits for life and accident and health insurance(e)	$54,660	$10,522	$65,182
Policyholder contract deposits(e)	154,892	(6,471)	148,421
Market risk benefit liabilities(c)	—	8,739	8,739
Other policyholder funds(f)	2,492	248	2,740
Other liabilities(g)	9,954	399	10,353
Total liabilities	$370,323	$13,437	$383,760
Shareholders’ net investment(h)	$22,579	$1,192	$23,771
Accumulated other comprehensive income(h)	14,653	(2,349)	12,304
Total Corebridge Shareholders' net investment	37,232	(1,157)	36,075
Total equity	39,781	(1,157)	38,624
Total liabilities, redeemable noncontrolling interest and shareholder’s net investment	$410,155	$12,280	$422,435
(a)     Refer to Note 7 for additional information on the transition impacts associated with LDTI.
(b) Refer to Note 8 for additional information on the transition impacts associated with LDTI.
(c)     Refer to Note 13 for additional information on the transition impacts associated with LDTI.
(d)     Other assets include deferred sales inducement assets. Refer to Note 8 for additional information on the transition impacts associated with LDTI.
(e)     Refer to Note 12 for additional information on the transition impacts associated with LDTI.
(f)     Other policyholder funds include URR. Refer to Note 12 for additional information on the transition impacts associated with LDTI.
(g)    Other liabilities include deferred cost of reinsurance liabilities. Refer to Note 7 for additional information on the transition impacts associated with LDTI.
(h)    Includes a correction of $158 million to increase shareholders' net investment and decrease AOCI.
The following table presents the impacts in connection with the adoption of LDTI, effective as of January 1, 2021 on our previously reported Consolidated Balance Sheets as of December 31, 2022 and 2021:

December 31, 2022	As Previously Reported	Effect of Change	Updated balances post-adoption of LDTI
(in millions)
Reinsurance assets - Fortitude Re, net of allowance for credit losses and disputes	$27,794	$(950)	$26,844
Reinsurance assets - other, net of allowance for credit losses and disputes	2,980	(463)	2,517
Deferred income taxes	9,162	(331)	8,831
Deferred policy acquisition costs and value of business acquired	13,179	(2,616)	10,563
Market risk benefit assets	—	796	796
Other assets	2,852	(331)	2,521
Total assets	$364,217	$(3,895)	$360,322
Future policy benefits for life and accident and health insurance	$57,266	$(6,748)	$50,518
Policyholder contract deposits	158,966	(2,908)	156,058
Market risk benefits liabilities	—	4,736	4,736
Other policyholder funds	3,331	(446)	2,885
Other liabilities	8,775	301	9,076
Total liabilities	$355,068	$(5,065)	$350,003
Retained earnings	$16,121	$2,086	$18,207
Accumulated other comprehensive income	(15,947)	(916)	(16,863)
Total Corebridge Shareholders' equity	8,210	1,170	9,380
Total equity	9,149	1,170	10,319
Total liabilities, redeemable noncontrolling interest and equity	$364,217	$(3,895)	$360,322

December 31, 2021	As Previously Reported	Effect of Change	Updated balances post-adoption of LDTI
(in millions)
Reinsurance assets - Fortitude Re, net of allowance for credit losses and disputes	$28,472	$5,630	$34,102
Reinsurance assets - other, net of allowance for credit losses and disputes	2,932	169	3,101
Deferred income taxes	4,837	(41)	4,796
Deferred policy acquisition costs and value of business acquired	8,058	2,540	10,598
Market risk benefit assets	—	610	610
Other assets	3,303	311	3,614
Total assets	416,212	9,219	425,431
Future policy benefits for life and accident and health insurance	57,751	6,519	64,270
Policyholder contract deposits	156,846	(5,301)	151,545
Market risk benefits liabilities	—	7,499	7,499
Other policyholder funds	2,849	30	2,879
Other liabilities	9,903	328	10,231
Total liabilities	387,284	9,075	396,359
Retained earnings	8,859	2,078	10,937
Accumulated other comprehensive income	10,167	(1,934)	8,233
Total Corebridge Shareholders' equity	27,086	144	27,230
Total equity	28,845	144	28,989
Total liabilities, redeemable noncontrolling interest and equity	$416,212	$9,219	$425,431
The following table presents the impacts in connection with the adoption of LDTI on our previously reported Consolidated Statements of Income (Loss) for the years ended December 31, 2022 and 2021:

December 31, 2022	As Previously Reported	Effect of Change	Updated balances post-adoption of LDTI
(in millions, except per common share data)
Premiums	$5,093	$(2)	$5,091
Policy fees	2,972	(58)	2,914
Total net realized gains (losses)	8,013	(1,922)	6,091
Total revenues	26,679	(1,982)	24,697
Benefits and expenses:
Policyholder benefits	7,332	(612)	6,720
Change in the fair value of market risk benefits, net	—	(958)	(958)
Interest credited to policyholder account balances	3,696	36	3,732
Amortization of deferred acquisition costs and value of business acquired	1,431	(411)	1,020
Non-deferrable insurance commissions	636	(68)	568
Total benefits and expenses	16,219	(2,013)	14,206
Income (loss) before income tax expense (benefit)	10,460	31	10,491
Income tax expense (benefit):	1,991	21	2,012
Net income (loss)	8,469	10	8,479
Net income (loss) attributable to Corebridge	$8,149	10	$8,159
Income (loss) per common share attributable to Corebridge common shareholders:
Common stock - Basic	$12.61	$0.02	$12.63
Common stock - Diluted	$12.59	$0.01	$12.60

December 31, 2021	As Previously Reported	Effect of Change	Updated balances post-adoption of LDTI
(in millions, except per common share data)
Premiums	$5,637	$16	$5,653
Policy fees	3,051	(46)	3,005
Total net realized gains (losses)	1,855	(103)	1,752
Total revenues	23,390	(133)	23,257
Benefits and expenses:
Policyholder benefits	8,050	(663)	7,387
Change in the fair value of market risk benefits, net	—	(447)	(447)
Interest credited to policyholder account balances	3,549	13	3,562
Amortization of deferred acquisition costs and value of business acquired	1,057	(106)	951
Non-deferrable insurance commissions	680	(57)	623
Total benefits and expenses	13,263	(1,260)	12,003
Income (loss) before income tax expense (benefit)	10,127	1,127	11,254
Income tax expense (benefit):	1,843	239	2,082
Net income (loss)	8,284	888	9,172
Net income (loss) attributable to Corebridge	$7,355	$888	$8,243
Income (loss) per common share attributable to Corebridge common shareholders:
Basic:
Common stock Class A	$11.80	$1.38	$13.18
Common stock Class B	$7.77	$1.37	$9.14
Diluted:
Common stock Class A	$11.80	$1.38	$13.18
Common stock Class B	$7.77	$1.37	$9.14
The following table presents the impacts in connection with the adoption of LDTI on our previously reported Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2022 and 2021:

December 31, 2022	As Previously Reported	Effect of Change	Updated balances post-adoption of LDTI
(in millions)
Net income	$8,469	$10	$8,479
Other comprehensive income (loss), net of tax
Change in unrealized appreciation (depreciation) of fixed maturity securities on which allowance for credit losses was taken	(54)	(7)	(61)
Change in unrealized appreciation (depreciation) of all other investments	(26,128)	(5,567)	(31,695)
Change in fair value of market risk benefits attributable to changes in our own credit risk	—	1,294	1,294
Change in the discount rates used to measure traditional and limited payment long-duration insurance contracts	—	5,298	5,298
Other comprehensive income (loss)	(26,124)	1,018	(25,106)
Comprehensive income (loss)	(17,655)	1,028	(16,627)
Comprehensive income (loss) attributable to Corebridge	$(17,965)	$1,028	$(16,937)

December 31, 2021	As Previously Reported	Effect of Change	Updated balances post-adoption of LDTI
(in millions)
Net income	$8,284	$888	$9,172
Other comprehensive income (loss), net of tax
Change in unrealized appreciation (depreciation) of fixed maturity securities on which allowance for credit losses was taken	22	9	31
Change in unrealized appreciation (depreciation) of all other investments	(4,509)	(1,129)	(5,638)
Change in fair value of market risk benefits attributable to changes in our own credit risk	—	179	179
Change in the discount rates used to measure traditional and limited payment long-duration insurance contracts	—	1,356	1,356
Other comprehensive income (loss)	(4,506)	415	(4,091)
Comprehensive income (loss)	3,778	1,303	5,081
Comprehensive income (loss) attributable to Corebridge	$2,849	$1,303	$4,152
The following table presents the impacts in connection with the adoption of LDTI on our previously reported Consolidated Statement of Cash Flows for the years ended December 31, 2022 and 2021:

December 31, 2022	As Previously Reported	Effect of Change	Updated balances post-adoption of LDTI
(in millions)
Cash flows from operating activities:
Net income	$8,469	$10	$8,479
Adjustments to reconcile net income to net cash provided by operating activities:
Noncash revenues, expenses, gains and losses included in income (loss):
Unrealized gains in earnings - net	(1,621)	2,485	864
Change in the fair value of market risk benefits in earnings, net	—	(1,481)	(1,481)
Depreciation and other amortization	1,021	(436)	585
Changes in operating assets and liabilities:
Insurance liabilities	2,064	(1,068)	996
Premiums and other receivables and payables - net	68	(28)	40
Reinsurance assets and funds held under reinsurance treaties	409	677	1,086
Capitalization of deferred policy acquisition costs	(991)	(68)	(1,059)
Current and deferred income taxes - net	890	22	912
Other, net	577	(187)	390
Total adjustments	(5,774)	(84)	(5,858)
Net cash provided by operating activities	$2,695	$(74)	$2,621
Cash flows from financing activities:
Policyholder contract deposits	$26,508	$74	$26,582
Net cash provided by financing activities	$4,600	$74	$4,674

December 31, 2021	As Previously Reported	Effect of Change	Updated balances post-adoption of LDTI
(in millions)
Cash flows from operating activities:
Net income	$8,284	$888	$9,172
Adjustments to reconcile net income to net cash provided by operating activities:
Noncash revenues, expenses, gains and losses included in income (loss):
Unrealized gains in earnings - net	(1,573)	1,017	(556)
Change in the fair value of market risk benefits in earnings, net	—	(1,427)	(1,427)
Depreciation and other amortization	562	(149)	413
Changes in operating assets and liabilities:
Insurance liabilities	2,161	(625)	1,536
Premiums and other receivables and payables - net	226	(70)	156
Reinsurance assets and funds held under reinsurance treaties	155	152	307
Capitalization of deferred policy acquisition costs	(1,000)	(58)	(1,058)
Current and deferred income taxes - net	(70)	239	169
Other, net	(686)	(23)	(709)
Total adjustments	(5,823)	(944)	(6,767)
Net cash provided by operating activities	$2,461	$(56)	$2,405
Cash flows from financing activities:
Policyholder contract deposits	$25,387	$56	$25,443
Net cash provided by financing activities	$(809)	$56	$(753)
FUTURE APPLICATION OF ACCOUNTING STANDARDS
Troubled Debt Restructuring and Vintage Disclosures
In March 2022, the FASB issued an accounting standard update that eliminates the accounting guidance for troubled debt restructurings for creditors and amends the guidance on ‘‘vintage disclosures’’ to require disclosure of current-period gross write-offs by year of origination. The standard also updates the requirements for accounting for credit losses by adding enhanced disclosures for creditors related to loan refinancings and restructurings for borrowers experiencing financial difficulty. Because the Company has already adopted the current expected credit loss (“CECL”) model, the amendments in this standard are effective for fiscal years beginning after December 15, 2022, including interim periods within those years. We do not expect the standard to have a material impact on our reported consolidated financial condition, results of operations, cash flows or required disclosures.
Fair Value Measurement
On June 30, 2022, the FASB issued an accounting standards update to address diversity in practice by clarifying that a contractual sale restriction should not be considered in the measurement of the fair value of an equity security. It also requires entities with investments in equity securities subject to contractual sale restrictions to disclose certain qualitative and quantitative information about such securities. The guidance is effective for public companies for fiscal years beginning after December 15, 2023 and interim period within those years, with early adoption permitted. For entities other than investment companies, the accounting standards update applies prospectively, with any adjustments resulting from adoption recognized in earnings on the date of adoption. We are assessing the impact of this standard.